Investment Objectives and Goals - VALUE LINE ASSET ALLOCATION FUND INC	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE ASSET ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The Fund’s investment objective is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by EULAV Asset Management (the “Adviser”).